Summary of Stock Option Granted (Detail) (USD $)			12 Months Ended							9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2012 March 1 [Member]	Dec. 31, 2012 March 26 [Member]	Dec. 31, 2012 April 19 [Member]	Dec. 31, 2012 May 25 [Member]	Dec. 31, 2012 July 17 [Member]	Dec. 31, 2012 September 17 [Member]	Dec. 31, 2012 October 16 [Member]	Sep. 30, 2013 January 10 [Member]	Sep. 30, 2013 March 1 [Member]	Sep. 30, 2013 May 13 [Member]	Sep. 30, 2013 June 25 [Member]	Sep. 30, 2013 July 10 [Member]	Sep. 30, 2013 July 18 [Member]
Number of Options Granted	410,249	1,114,143	730,860	39,000	87,563	106,813	22,469	1,563	125,875	213,032	82,000	19,500	11,686	59,914	24,117
Exercise Price			$ 1.92	$ 1.92	$ 1.92	$ 1.92	$ 1.92	$ 1.92	$ 5.12	$ 6.72	$ 6.72	$ 8.96	$ 10.00	$ 8.45	$ 9.46
Estimated Value Per Common Share			$ 2.24	$ 2.24	$ 2.56	$ 2.88	$ 3.20	$ 4.16	$ 5.12	$ 6.72	$ 8.96	$ 12.16	$ 10.00	$ 8.45	$ 9.46
Intrinsic Value Per Share			$ 0.32	$ 0.32	$ 0.64	$ 0.96	$ 1.28	$ 2.24			$ 2.24	$ 3.20